SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash payments and expenses	$ 216	$ 247	$ 344	$ 330